Note 7 - Subordinated Notes Payable	9 Months Ended
Jul. 31, 2025
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
7.	Subordinated notes payable:

(thousands of Canadian dollars)
	July 31	October 31	July 31
	2025	2024	2024

Issued April 2021, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of US $75.0 million, fixed effective interest rate of 5.38%, maturing May 2031. The fixed rate applies only until May 1, 2026, at which point the obligation switches to floating rate and the notes are redeemable by the Bank, subject to regulatory approval.	$102,148	$102,503	$101,641

	$102,148	$102,503	$101,641